CONSOLIDATED STATEMENT OF CASH FLOWS $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Financing activities
Payments of lease liabilities	$ (367)
Repayment of borrowings	(3,980)
Interest paid	(17)
Cash and cash equivalents at the beginning of the period	17,565
Cash and cash equivalents at the end of the period	84,557 [1]
As previously reported
Operating activities
(Loss)/income for the period	668
Adjustments for:
Depreciation and amortization	561
Share-based payments expense	299
Net finance income excluding bank charges	(1,953)
Income tax expense	18
Adjustments to reconcile profit (loss)	(407)
Changes in working capital:
Increase in deferred platform commissions	(52,440)
Increase in deferred revenue	183,517
Increase in trade and other receivables	(7,679)
Increase in trade and other payables	1,036
Cash flows from (used in) operations	124,434
Income tax paid	(3,423)
Interest received	19
Net cash flows generated from/(used in) operating activities	120,623
Investing activities
Acquisition of property and equipment	(147)
Proceeds from repayment of loans	508
Net cash flows (used in)/from investing activities	361
Financing activities
Payments of lease liabilities	(367)
Repayment of borrowings	(3,980)
Interest paid	(17)
Dividends paid and distributions to shareholders	(51,683)
Net cash flows used in financing activities	(56,047)
Net increase in cash and cash equivalents for the year	64,937
Cash and cash equivalents at the beginning of the period	17,565
Effect of changes in exchange rates on cash held	2,055
Cash and cash equivalents at the end of the period	$ 84,557

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).